Eaton Vance

Tax-Managed Global Diversified Equity Income Fund

July 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.3%

Security	Shares	Value
Aerospace & Defense — 0.9%
Safran S.A.	227,033	$29,712,791

		$29,712,791

Air Freight & Logistics — 0.8%
XPO Logistics, Inc.(1)	187,367	$25,985,929

		$25,985,929

Automobiles — 1.0%
Stellantis NV	1,670,751	$32,039,178

		$32,039,178

Banks — 7.0%
Bank of New York Mellon Corp. (The)(2)	1,116,257	$57,297,472
Citigroup, Inc.(2)	421,090	28,474,106
HDFC Bank, Ltd.	922,193	17,728,812
HSBC Holdings PLC	6,462,306	35,673,182
ING Groep NV	1,487,063	19,080,048
Mitsubishi UFJ Financial Group, Inc.(3)	3,651,500	19,289,696
Svenska Handelsbanken AB, Class A	2,133,302	24,040,827
Swedbank AB, Class A	886,991	17,272,924

		$218,857,067

Beverages — 3.2%
Coca-Cola Co. (The)(2)	917,617	$52,331,698
Diageo PLC(2)	970,605	48,128,668

		$100,460,366

Biotechnology — 1.1%
CSL, Ltd.	157,965	$33,629,261

		$33,629,261

Building Products — 1.5%
Assa Abloy AB, Class B(2)	741,943	$23,798,767
Kingspan Group PLC	204,368	22,223,760

		$46,022,527

Construction Materials — 1.1%
CRH PLC	660,192	$32,995,773

		$32,995,773

Diversified Financial Services — 2.9%
Berkshire Hathaway, Inc., Class B(1)(2)	167,206	$46,531,758
London Stock Exchange Group PLC	190,141	19,826,248
ORIX Corp.(2)	1,270,235	22,223,265

		$88,581,271

Security	Shares	Value
Electric Utilities — 1.6%
Iberdrola S.A.	1,963,886	$23,635,531
NextEra Energy, Inc.(2)	334,182	26,032,778

		$49,668,309

Electrical Equipment — 2.8%
AMETEK, Inc.(2)	355,978	$49,498,741
Schneider Electric SE	236,327	39,582,012

		$89,080,753

Electronic Equipment, Instruments & Components — 4.1%
CDW Corp.(2)	212,138	$38,895,502
Halma PLC	552,696	22,185,761
Keyence Corp.	47,644	26,537,827
TE Connectivity, Ltd.(2)	286,275	42,216,974

		$129,836,064

Entertainment — 2.3%
Nintendo Co., Ltd.	32,106	$16,505,789
Walt Disney Co. (The)(1)(2)	317,120	55,819,462

		$72,325,251

Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.(2)	82,816	$23,420,365

		$23,420,365

Food Products — 3.5%
Mondelez International, Inc., Class A(2)	784,226	$49,610,137
Nestle S.A.(2)	467,390	59,185,433

		$108,795,570

Health Care Equipment & Supplies — 4.0%
Alcon, Inc.	229,816	$16,730,387
Boston Scientific Corp.(1)(2)	979,744	44,676,326
Intuitive Surgical, Inc.(1)(2)	40,343	39,998,471
Straumann Holding AG	13,384	24,814,180

		$126,219,364

Health Care Providers & Services — 0.9%
Anthem, Inc.	74,110	$28,458,981

		$28,458,981

Hotels, Restaurants & Leisure — 1.1%
Compass Group PLC(1)	1,646,658	$34,793,691

		$34,793,691

Industrial Conglomerates — 1.0%
DCC PLC	376,567	$31,527,447

		$31,527,447

Insurance — 2.2%
Arch Capital Group, Ltd.(1)	729,458	$28,448,862
Aviva PLC	2,838,179	15,242,832
AXA S.A.	932,852	24,158,091

		$67,849,785

Interactive Media & Services — 7.1%
Alphabet, Inc., Class C(1)(2)	51,868	$140,272,857
Facebook, Inc., Class A(1)(2)	184,439	65,715,616

Security	Shares	Value
Tencent Holdings, Ltd.	244,842	$14,765,967

		$220,754,440

Internet & Direct Marketing Retail — 3.5%
Amazon.com, Inc.(1)(2)	32,850	$109,311,331

		$109,311,331

IT Services — 4.3%
Amadeus IT Group S.A.(1)	498,802	$32,711,823
Fidelity National Information Services, Inc.	222,029	33,093,422
Global Payments, Inc.	121,866	23,570,103
Visa, Inc., Class A(2)	187,673	46,240,751

		$135,616,099

Leisure Products — 1.0%
Yamaha Corp.(2)	577,197	$31,984,794

		$31,984,794

Life Sciences Tools & Services — 0.7%
Lonza Group AG	26,548	$20,670,946

		$20,670,946

Machinery — 3.1%
Graco, Inc.	195,323	$15,250,820
Ingersoll Rand, Inc.(1)	454,265	22,199,930
SMC Corp.	39,946	23,746,843
Stanley Black & Decker, Inc.(2)	180,212	35,510,775

		$96,708,368

Metals & Mining — 1.6%
Anglo American PLC	600,975	$26,631,584
Rio Tinto, Ltd.(2)	232,260	22,763,793

		$49,395,377

Multi-Utilities — 0.4%
CMS Energy Corp.(2)	222,027	$13,719,048

		$13,719,048

Oil, Gas & Consumable Fuels — 2.3%
Chevron Corp.(2)	245,125	$24,956,176
EOG Resources, Inc.(2)	352,172	25,659,252
Phillips 66(2)	273,049	20,049,988

		$70,665,416

Personal Products — 0.5%
Kose Corp.	106,121	$16,768,266

		$16,768,266

Pharmaceuticals — 8.0%
AstraZeneca PLC	315,770	$36,285,090
Eli Lilly & Co.(2)	179,295	43,658,332
Novo Nordisk A/S, Class B	443,135	41,021,572
Roche Holding AG PC(2)	109,262	42,209,230
Sanofi	438,843	45,232,955
Zoetis, Inc.(2)	205,693	41,693,971

		$250,101,150

Security	Shares	Value
Professional Services — 3.7%
Recruit Holdings Co., Ltd.	536,571	$27,810,807
RELX PLC	1,615,362	47,482,413
Verisk Analytics, Inc.(2)	210,988	40,075,061

		$115,368,281

Semiconductors & Semiconductor Equipment — 4.9%
ASML Holding NV(2)	70,284	$53,723,948
Infineon Technologies AG	761,467	29,098,799
Micron Technology, Inc.(1)(2)	460,508	35,726,211
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(2)	300,010	34,993,166

		$153,542,124

Software — 7.1%
Adobe, Inc.(1)	51,618	$32,087,297
Dassault Systemes SE(2)	566,025	31,223,182
Intuit, Inc.	46,725	24,762,848
Microsoft Corp.(2)	469,129	133,659,544

		$221,732,871

Specialty Retail — 2.0%
Lowe’s Cos., Inc.(2)	120,521	$23,223,192
TJX Cos., Inc. (The)(2)	560,993	38,601,928

		$61,825,120

Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.(2)	525,567	$76,659,203

		$76,659,203

Textiles, Apparel & Luxury Goods — 4.0%
adidas AG(2)	156,902	$56,948,110
LVMH Moet Hennessy Louis Vuitton SE	40,212	32,196,421
VF Corp.(2)	444,141	35,620,109

		$124,764,640

Total Common Stocks (identified cost $1,908,895,575)		$3,139,847,217

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(4)	1,471,062	$1,471,062

Total Short-Term Investments (identified cost $1,471,062)		$1,471,062

Total Investments — 100.4% (identified cost $1,910,366,637)		$3,141,318,279

Total Written Call Options — (0.4)% (premiums received $13,564,835)		$(12,751,370)

Other Assets, Less Liabilities — 0.0%(5)		$1,213,957

Net Assets — 100.0%		$3,129,780,866

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security (or a portion thereof) has been pledged as collateral for written options.

(3)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

(5)	Amount is less than 0.05%.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	56.4%	$1,772,525,567
United Kingdom	10.1	317,776,916
France	6.4	202,105,452
Japan	5.9	184,867,287
Switzerland	5.2	163,610,176
Germany	2.7	86,046,909
Netherlands	2.3	72,803,996
Sweden	2.1	65,112,518
Australia	1.8	56,393,054
Spain	1.8	56,347,354
Ireland	1.8	55,219,533
Denmark	1.3	41,021,572
Taiwan	1.1	34,993,166
India	0.6	17,728,812
China	0.5	14,765,967

Total Investments	100.0%	$3,141,318,279

Written Call Options — (0.4)%

Exchange-Traded Options — (0.4)%

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	1,310	EUR	53,569,830	EUR	4,125	8/6/21	$(201,135)
Dow Jones Euro Stoxx 50 Index	1,300	EUR	53,160,900	EUR	4,100	8/13/21	(599,237)
Dow Jones Euro Stoxx 50 Index	1,280	EUR	52,343,040	EUR	4,150	8/20/21	(372,915)
Dow Jones Euro Stoxx 50 Index	1,280	EUR	52,343,040	EUR	4,150	8/27/21	(528,748)
FTSE 100 Index	660	GBP	46,413,180	GBP	7,100	8/20/21	(277,170)
Nikkei 225 Index	170	JPY	4,638,210,300	JPY	28,375	8/6/21	(17,783)
Nikkei 225 Index	170	JPY	4,638,210,300	JPY	28,625	8/13/21	(41,297)
Nikkei 225 Index	170	JPY	4,638,210,300	JPY	28,375	8/20/21	(151,717)
Nikkei 225 Index	170	JPY	4,638,210,300	JPY	28,375	8/27/21	(313,603)
S&P 500 Index	191	USD	83,949,466	USD	4,360	8/2/21	(791,695)
S&P 500 Index	191	USD	83,949,466	USD	4,375	8/4/21	(685,690)
S&P 500 Index	190	USD	83,509,940	USD	4,380	8/6/21	(715,350)
S&P 500 Index	191	USD	83,949,466	USD	4,400	8/9/21	(537,665)
S&P 500 Index	190	USD	83,509,940	USD	4,400	8/11/21	(634,600)
S&P 500 Index	191	USD	83,949,466	USD	4,380	8/13/21	(970,280)
S&P 500 Index	194	USD	85,268,044	USD	4,320	8/16/21	(1,952,610)
S&P 500 Index	189	USD	83,070,414	USD	4,380	8/18/21	(1,092,420)
S&P 500 Index	188	USD	82,630,888	USD	4,415	8/20/21	(787,720)
S&P 500 Index	189	USD	83,070,414	USD	4,445	8/23/21	(507,465)
S&P 500 Index	189	USD	83,070,414	USD	4,430	8/25/21	(714,420)
S&P 500 Index	190	USD	83,509,940	USD	4,425	8/27/21	(857,850)

Total							$(12,751,370)

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

USD	-	United States Dollar

At July 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At July 31, 2021, the value of the Fund’s investment in affiliated issuers and funds was $20,760,758, which represents 0.7% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended July 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period

Common Stocks
Mitsubishi UFJ Financial Group, Inc.(1)	$—	$—	$(7,664,766)	$1,574,480	$(580,453)	$19,289,696	$378,136	3,651,500
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	13,281,044	505,959,011	(517,769,104)	111	—	1,471,062	12,985	1,471,062

Totals				$1,574,591	$(580,453)	$20,760,758	$391,121

(1)	May be deemed to be an affiliated issuer as of March 1, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$261,807,935	$31,271,756	$—	$293,079,691
Consumer Discretionary	206,756,560	187,962,194	—	394,718,754
Consumer Staples	101,941,835	124,082,367	—	226,024,202
Energy	70,665,416	—	—	70,665,416
Financials	160,752,198	214,535,925	—	375,288,123
Health Care	198,486,081	260,593,621	—	459,079,702
Industrials	188,521,256	245,884,840	—	434,406,096
Information Technology	521,905,021	195,481,340	—	717,386,361
Materials	—	82,391,150	—	82,391,150
Real Estate	23,420,365	—	—	23,420,365
Utilities	39,751,826	23,635,531	—	63,387,357
Total Common Stocks	$1,774,008,493	$1,365,838,724 *	$—	$3,139,847,217
Short-Term Investments	$—	$1,471,062	$—	$1,471,062
Total Investments	$1,774,008,493	$1,367,309,786	$—	$3,141,318,279

Liability Description
Written Call Options	$(10,247,765)	$(2,503,605)	$—	$(12,751,370)
Total	$(10,247,765)	$(2,503,605)	$—	$(12,751,370)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.